Digital Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Digital Assets [Abstract]
Digital Assets

Note 8 - Digital Assets

The Company holds digital assets as part of its treasury strategy. As of December 31, 2025 and June 30, 2026, the Company’s digital asset holdings consist of HYPE tokens.

Accounting Policy

The Company accounts for its digital assets in accordance with ASC 350-60, Accounting for and Disclosure of Crypto Assets. Digital assets are measured at fair value monthly, with changes in fair value recognized in earnings.

Fair value is determined using observable market prices derived from active trading venues. The Company uses the market price reported in custody statements provided by Anchorage Digital Bank, the Company’s digital asset custodian. The Company’s digital assets are classified within Level 1 of the fair value hierarchy because the fair value is based on quoted prices in active markets.

Purchases and Sales

In the fourth quarter 2025, the Company purchased approximately 78,863.1 HYPE tokens for an aggregate cost of $3.0 million. As of December 31, 2025, the Company’s holdings also included 175.8 tokens received as staking rewards during that period.

During the three months ending June 30, 2026, the Company sold 37,356.6 tokens for gross proceeds of $2,235,776. The Company recognized a realized gain of $409,355, which is included in Other Income/Expense in the consolidated statements of operations. During the six months ending June 30, 2026, the Company sold 50,271.2 tokens for gross proceeds of $2,685,775. The Company recognized a realized gain of $530,940, which is included in Other Income/Expense in the consolidated statements of operations.

Staking Activities

The Company participates in staking activities related to its HYPE holdings. Staking rewards represent additional tokens earned from participation in blockchain validation activities.

Staking rewards are recognized as income when the Company obtains control of the tokens, which occurs when the tokens are credited to the Company’s custody account. The rewards are measured at fair value at the time of receipt.

For the three months ending June 30, 2026, the Company recognized $9,700 of staking reward income, which is included in Other Income in the consolidated statements of operations. There was no staking income for the quarter ended June 30, 2025. For the six months ending June 30, 2026, the Company recognized $20,760 of staking reward income.

Digital Asset Balance

	Tokens	$
Balance at December 31, 2025	79,038.9	$2,009,960
Cost of tokens sold	(50,271.2)	(2,685,775)
Digital Asset staking compensation	561.7	20,760
Unrealized gain/(loss) from fair value measurement		2,029,068
Realized gain/(loss) from fair value measurement		530,940
Balance at June 30, 2026	29,329.4	$1,904,954

	June 30,	December 31,
	2026	2025
Digital assets at fair value	$1,904,954	$2,009,960

The Company determines the fair value of its digital assets based on quoted market prices in active markets (Level 1 inputs) as of the reporting date. The aggregate cost basis of digital assets held as of June 30, 2026 was $1,115,731.

Note 10 - Digital Assets

The Company holds digital assets as part of its treasury strategy. As of December 31, 2025, the Company’s digital asset holdings consist of HYPE tokens.

Initial Purchase

On October 23, 2025, the Company purchased approximately 78,863.1 HYPE tokens for an aggregate cost of $3.0 million.

Accounting Policy

The Company accounts for its digital assets in accordance with ASC 350-60, Accounting for and Disclosure of Crypto Assets. Digital assets are measured at fair value each reporting period, with changes in fair value recognized in earnings.

Fair value is determined using observable market prices derived from active trading venues. The Company uses the market price reported in custody statements provided by Anchorage Digital Bank, the Company’s digital asset custodian.

Digital Asset Balance

December 31, 2025
Digital assets at fair value	$2,009,960
Unrealized gain (loss) recognized in earnings	$(995,161)

Staking Activities

The Company participates in staking activities related to its HYPE holdings. Staking rewards represent additional tokens earned from participation in blockchain validation activities.

Staking rewards are recognized as income when the Company obtains control of the tokens, which occurs when the tokens are credited to the Company’s custody account. The rewards are measured at fair value at the time of receipt.

For the year ended December 31, 2025, the Company recognized $5,121 of staking reward income, which is included in Other Income in the consolidated statements of operations.